Equity Method Investments (Tables)	12 Months Ended
Aug. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

Equity method investments as of August 31, 2017 and 2018 were as follows:

	As of August 31,
	2017	2018
	RMB	RMB
BOTO Academic English Co., Ltd.(“BOTO”)	—	1,504
Beijing Cloud Apply Co., Ltd(“BCAO”)		541
Sanli Foundation Educaiton Limited(“Sanli”)	—	268

Total	—	2,313